Fair value measurements (Details 3) (CNY) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Assets:
Total (losses)	303,068	47,286	18,010
Fair value, measurements, non-recurring
Assets:
Total (losses)	(303,068)	(47,286)
Fair value, measurements, non-recurring | Balance at the end of the period
Assets:
Long-lived assets	736,486	0
Fair value, measurements, non-recurring | Significant Unobservable Inputs (Level 3)
Assets:
Long-lived assets	736,486	0
Fair value, measurements, non-recurring | Significant Unobservable Inputs (Level 3) | Carrying (Reported) Amount, Fair Value Disclosure [Member]
Assets:
Long-lived assets	1,039,554	47,286